INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments Abstract
Investment in affiliates	R$ 100,481	R$ 6,520
Other investments	583	593
Total	R$ 101,064	R$ 7,113